Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - Trust assets [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension and retirement plans [member]
Disclosure Of Trust Assets [line items]
Balance at beginning of year	$ 1,692	$ 910	$ 864
Actual return on trust assets	30	113	15
Foreign exchange gain	(2)	86	4
Life annuities	16	21	28
Benefits paid	(1)	(136)	(1)
Acquisitions		698
Philippines diposal	(704)
Balance at end of year	1,031	1,692	910
Seniority premium plan [member]
Disclosure Of Trust Assets [line items]
Balance at beginning of year	109	102	101
Actual return on trust assets	2	7	1
Balance at end of year	$ 111	$ 109	$ 102